Discontinued Operations - Summary of Income Statement - Discontinued Operations (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Jun. 30, 2019 USD ($) $ / shares
Disclosure of analysis of single amount of discontinued operations [abstract]
Profit after taxation from operating activities	$ 175
Net loss on disposal	(510)
Loss after taxation	(335)
Attributable to non-controlling interests	7
Attributable to BHP shareholders	$ (342)
Basic loss per ordinary share (cents) | $ / shares	$ (0.066)
Diluted loss per ordinary share (cents) | $ / shares	$ (0.066)